Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
Schedule of Concentration Risk	The customers who accounted for more than 10% of the Company’s total revenue and its outstanding receivable balance at period-end is presented below:
	For the years ended December 31,
	2025	2024	2025	2024	2025	2024
	Revenue		Percentage of Revenue		Accounts receivable, gross

Customer A	$1,102,812	$-	22%	-%	$167,787	$-
Others	4,023,438	3,382,432	78%	100%	985,164	1,154,703
Total	$5,126,250	$3,382,432	100%	100%	$1,152,951	$1,154,703